SCHEDULE OF FUTURE PRINCIPAL MATURITIES (Details)	Dec. 31, 2025 USD ($)
Accounting Changes and Error Corrections [Abstract]
2026	$ 7,165
2027	7,565
2028	7,987
2029	8,433
2030	3,539
Total	$ 34,689